INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2022		2023
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	—	—	42,357	44.3
Marangatu Holding S.A.	2,500	30	30,790	30
Suzhou Financial Leasing Co., Ltd.	27,328	4.2	30,048	3.0
Panati Holding S.A.	1,818	30	28,185	30
RE Crimson Holdings LLC	22,272	20	26,551	20
Canadian Solar Infrastructure Fund, Inc.	8,961	14.6	17,677	14.5
Lavras Solar Holding S.A.	14,318	20	12,881	20
Suzhou Zhuosheng Venture Investment Fund, LLP	6,868	17.9	8,957	14.0
Francisco Sa Solar Holding S.A.	7,683	20	7,553	20
Salgueiro Solar Holding S.A	6,595	20	7,250	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	5,922	4.4	7,028	2.2
Jaiba Solar Holding S.A.	5,077	20	4,131	20
Others	6,442	10.9-49	13,520	8.5-49
Total	115,784		236,928